SUPPLEMENT OF INVESTMENT OPTION CHANGES
Dated September 5, 2017
To the variable annuity prospectuses:
ALLIANZ VISIONSM
ALLIANZ VISIONSM NEW YORK
Dated May 1, 2017 for contracts issued on or after April 29, 2013 and
Dated May 1, 2017 for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
Dated May 1, 2017 for contracts issued on or after April 29, 2013 and
Dated May 1, 2017 for contracts issued from May 2, 2011 through April 26, 2013
Issued by
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
This supplement updates certain information contained in the prospectus that you should keep for future reference.

1.
Effective October 16, 2017, the Investment Options available in your product are changing. The following table includes the Investment Options that will be available and the Investment Options that are closing. We generally no longer allow assets to move into the closed Investment Options either by Purchase Payments or Owner directed transfer requests, unless your Contract includes one of the living benefits listed below. Please note that we no longer accept additional Purchase Payments on the Allianz Vision and Allianz Connections products if your Contract was issued on or before August 14, 2009, unless it was issued in Connecticut, Florida, or New Jersey.

Available Investment Options	Closed Investment Options
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP BlackRock Global Strategy Plus Fund
AZL® MVP DFA Multi-Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP Pyramis Multi-Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
BLACKROCK
AZL® Enhanced Bond Index Fund
AZL® Government Money Market Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund

DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund(1)
GATEWAY
AZL® Gateway Fund
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
METWEST
AZL®  MetWest Total Return Bond Fund
MFS
MFS VIT Total Return Bond Portfolio
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
PIMCO
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio
PYRAMIS
AZL® Pyramis® Total Bond Fund
PYRAMIS/GEODE
AZL® Pyramis® Multi-Strategy Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP FundsManager® 50% Portfolio
Fidelity VIP FundsManager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
NFJ
Allianz NFJ Dividend Value VIT Portfolio
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio

(1)	New Investment Option – see p.2 for further information.
PRO-014-0517   Page 1 of 2

As of 4 p.m. Eastern Time on October 13, 2017, the closed Investment Options will generally no longer accept additional Purchase Payments, or transfers that you request from other Investment Options, including automatic investment plan (AIP) payments, dollar cost averaging (DCA) program transfers, and flexible rebalancing transfers.  Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 8 Benefit, Lifetime Plus 10 Benefit, Target Date Retirement Benefit, Target Date 10 Benefit, Investment Protector or Income Protector.
If your Contract does not include one of the optional living benefits listed above, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer. We will automatically remove any closed Investment Options from your allocation instructions for any future Purchase Payments or transfers (including any AIP Purchase Payments, DCA transfers, or flexible rebalancing transfers). If we do this, we will proportionately reallocate 100% of the amount you previously allotted to the closed Investment Options among your remaining selected Investment Options. If you have no remaining Investment Options we change your allocation instructions so that 100% is allocated to the AZL Government Money Market Fund. If all, or if all but one, of the Investment Options you selected for a flexible rebalancing program are closed, the flexible rebalancing program will end. If you are participating in the DCA program and all of the Investment Options you are transferring into are closed, the DCA program will end.
If your Contract includes one of the optional living benefits listed above, we will not remove any closed Investment Options from your future Purchase Payment allocation instructions and the closed Investment Options will continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit. In addition, if you have an active AIP or DCA program, your automatic Purchase Payments or DCA transfers will continue as normal unless you provide us with alternate instructions. However, if you change your future Purchase Payment allocation instructions the closed Investment Options will not be available to you.
Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you.
2.	Effective October 16, 2017, we are adding the AZL DFA Five-Year Global Fixed Income Fund to the Contracts listed above as follows:

•	Contracts without an optional living benefit
•	Contracts with Income Protector (added to Allocation Group C for benefit versions 08.09, 05.10 and 05.11)
•
Contracts with Investment Protector (added to Allocation Group Y for benefit versions 08.09, 05.10 and 01.12; and added to the Fixed Income Allocation Group for benefit versions  07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 07.16, 09.15 and 10.16)

•	Contracts with the Target Date Retirement Benefit or Target Date 10 Benefit (added to Allocation Group Y)
•	Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 8 Benefit, and Lifetime Plus 10 Benefit (added to Allocation Group C)
Here is some important information about this Investment Option.
 The following is added to the Investment Options table in the prospectus:
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
DIMENSIONAL FUND ADVISORS
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

The following is added to Appendix A – Annual Operating Expenses For Each Investment Option:
Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
DIMENSIONAL FUND ADVISORS
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	-	.05	-	.90

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